CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Mar. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (80)	$ (1,000)	$ (1,000)	$ (185,762)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		0		(19,593)
Changes in operating assets and liabilities:
Prepaid expenses		0		(153,348)
Accrued expenses			1,000
Accounts payable and accrued expenses		1,000		88,320
Net cash used in operating activities	(25,080)	0	0	(270,383)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		0		(80,090,412)
Net cash used in investing activities		0		(80,090,412)
Cash Flows from Financing Activities:
Proceeds from sale of common stock		0		78,488,602
Proceeds from sale of Private Warrants		0		2,831,809
Proceeds from promissory note - related party	175,000	0	0	175,000
Repayment of promissory note - related party		0		(175,000)
Payments of offering costs	(66,195)	0	0	(256,690)
Net cash provided by financing activities	108,805	25,000	25,000	81,063,721
Net Change in Cash	83,725	25,000	25,000	702,926
Cash - Beginning	25,000	0	0	25,000
Cash - Ending	$ 108,725	25,000	25,000	727,926
Non-Cash Investing and Financing Activities:
Initial classification of common stock subject to possible redemption		0		76,087,640
Change in value of common stock subject to possible redemption		0		$ (185,690)
Sponsor
Cash Flows from Financing Activities:
Proceeds from sale of common stock		$ 25,000	$ 25,000